Details of Significant Accounts - Provisions, schedule of analysis of total provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Details of Significant Accounts
Current provisions	$ 2,394	$ 1,855	$ 1,058